WARRANTY RESERVES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Changes to warranty reserves
Warranty reserves, beginning of period	¥ 46,116	¥ 54,302	¥ 24,009
Provision (reversal) of warranty reserves	(13,217)	(3,506)	47,899
Warranty expenditures	(153)	(4,680)	(17,606)
Warranty reserves, end of period	¥ 32,746	¥ 46,116	¥ 54,302
Warranty term of house	1 year
Limited warranty term for major defects in structural elements	10 years